Taxes (Tables)	6 Months Ended
Dec. 31, 2023
Taxes
Schedule of significant components of the provision for income taxes

	For the six months	For the six months
	ended	ended
	December 31,2023	December 31,2022
	(Unaudited)	(Unaudited)
Cayman Islands	$(1,267,416)	$(1,316,067)
United States of America	(5,391,624)	(2,571,911)
Canada	(349,960)	(1,999)
Singapore	(49,158)	(114,828)
	$(7,058,158)	$(4,004,805)

Schedule of significant components of deferred tax assets

	December 31,	June 30,
	2023	2023
	(Unaudited)
Deferred tax assets
Net operating loss carryforward in the U.S.	5,837,074	4,704,833
Net operating loss carryforward in Canada	53,134	640
Net operating loss carryforward in Singapore	38,996	30,639
Valuation allowance	(5,929,204)	(4,736,112)
Total net deferred tax assets	$—	$—